Risk management - Spain Real Estate Business: gross, collateral, allowance (Details) - SPAIN € in Millions	Jun. 30, 2019 EUR (€)
Accumulated impairment
Distribution of portfolio
Financial assets	€ (1,221)
Construction and property development
Distribution of portfolio
Financial assets	3,752
Excess over collateral value	656
Construction and property development | Nonperforming
Distribution of portfolio
Excess over collateral value	288
Construction and property development | Gross carrying amount
Distribution of portfolio
Financial assets	4,131
Written-off assets	2,804
Construction and property development | Gross carrying amount | Nonperforming
Distribution of portfolio
Financial assets	955
Construction and property development | Accumulated impairment
Distribution of portfolio
Financial assets	(379)
Construction and property development | Accumulated impairment | Nonperforming
Distribution of portfolio
Financial assets	€ (354)